CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Issued Capital	Shares to be issued	Reserves	Equity component ofconvertible debentures	Deficit	Total
Balance (in shares) at Dec. 31, 2015	6,561,680
Balance at Dec. 31, 2015	$ 800				$ (878,514)	$ (877,714)
Statement Line Items [Line Items]
Shares issued for cash (in shares)	9,538,320
Shares issued for cash	$ 247,700					247,700
Issuance of convertible debentures				222,417		222,417
Unissued share subscription		120,000				120,000
Shares issued to former CEO
Shares issued for restructuring
Net loss					(1,591,588)	(1,591,588)
Balance (in shares) at Dec. 31, 2016	16,100,000
Balance at Dec. 31, 2016	$ 248,500	120,000		222,417	(2,470,102)	(1,879,185)
Statement Line Items [Line Items]
Shares issued for cash (in shares)	32,237,225
Shares issued for cash	$ 302,244	(120,000)				182,244
Shares issued to former CEO
Shares issued for restructuring
Shares issued for services
Net loss					(3,109,921)	$ (3,109,921)
Balance (in shares) at Dec. 31, 2017	48,337,225					48,337,225
Balance at Dec. 31, 2017	$ 550,744			222,417	(5,580,023)	$ (4,806,862)
Statement Line Items [Line Items]
Shares issued - Transaction consideration (in shares)	2,544,075
Shares issued - Transaction consideration	$ 614,415					614,415
Shares issued for cash (in shares)	8,756,376
Shares issued for cash	$ 2,092,295		80,280			2,172,575
Shares issued on conversion of convertible debentures (in shares)	11,796,046
Shares issued on conversion of convertible debentures	$ 1,010,363			(222,417)		787,946
Shares issued on conversion of notes payable (in shares)	785,949
Shares issued on conversion of notes payable	$ 157,079					157,079
Shares issued to former CEO (in shares)	2,000,000
Shares issued to former CEO	$ 477,180					477,180
Shares issued for restructuring (in shares)	1,204,851
Shares issued for restructuring	$ 216,873					216,873
Shares issued for services (in shares)	2,423,076
Shares issued for services	$ 282,075					282,075
Share-based payments			892,417			892,417
Net loss					(3,789,918)	$ (3,789,918)
Balance (in shares) at Dec. 31, 2018	77,847,598					48,337,225
Balance at Dec. 31, 2018	$ 5,401,024		$ 972,697		$ (9,369,941)	$ (2,996,220)